Related Party Transactions - Arctic Spirit and Polar Spirit - Additional Information (Detail) - Vessel		6 Months Ended
	Jun. 27, 2014	Jun. 30, 2015
BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Related Party Transaction [Line Items]
Number of vessels	4	4
Subsidiary of Common Parent [Member] | Liquefied Natural Gas [Member] | Charters-out [Member]
Related Party Transaction [Line Items]
Number of vessels		2